FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2006

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Tyndall Capital Partners, L.P.

           Address: 599 Lexington Avenue, Suite 4100, New York, New York  10022
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                         Form 13F File Number: 28-10427
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey S. Halis
         -----------------------

Title:
         -----------------------

Phone:   212-446-2460
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey S. Halis                  New York, New York       February 14, 2007
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-  None
                       ------------

Name:
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   57
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Form 13F Information Table Value Total:   $ 446,526 (thousands)
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List of Other Included Managers:   None


                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No.   None
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          Form 13F File Number:  28-
--------------------------------------------------------------------------------

          Name:
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

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                               December 31, 2006


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    Column 1                    Column 2         Column 3     Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class           CUSIP        (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

ALFA CORP                        COM             015385107        3,554    188942   SH        Sole                 188942
ALTRIA GROUP INC                 COM             02209S103       40,363    470321   SH        Sole                 470321
AMGEN INC                        COM             031162100        5,040     73775   SH        Sole                  73775
ANADARKO PETE CORP               COM             032511107       71,215   1636382   SH        Sole                1636382
ASSISTED LIVING CONCPT NEV N     CL A            04544X102        9,933   1004350   SH        Sole                1004350
ASSOCIATED BANC CORP             COM             045487105          991     28408   SH        Sole                  28408
BIOGEN IDEC INC                  COM             09062X103        9,333    189740   SH        Sole                 189740
BROOKLYN FEDERAL BANCORP INC     COM             114039100          317     24004   SH        Sole                  24004
CARDINAL HEALTH INC              COM             14149Y108          966     15000   SH        Sole                  15000
CELESTICA INC                    SUB VTG SHS     15101Q108          370     47423   SH        Sole                  47423
CHARTER FINL CORP WEST PT GA     COM             16122M100       26,715    518546   SH        Sole                 518546
COLONIAL BANKSHARES INC          COM             195572102        2,842    202126   SH        Sole                 202126
CONEXANT SYSTEMS INC             COM             207142100          771    377829   SH        Sole                 377829
DARWIN PROFESSIONAL UNDERWRI     COM             237502109        2,579    110000   SH        Sole                 110000
DEUTSCHE TELEKOM AG              SPONSORED ADR   251566105        1,600     87912   SH        Sole                  87912
ERIE INDTY CO                    CL A            29530P102       58,248   1004617   SH        Sole                1004617
EXPEDIA INC DEL                  COM             30212P105          793     37788   SH        Sole                  37788
FAIR ISAAC CORP                  COM             303250104        1,550     38131   SH        Sole                  38131
FIFTH THIRD BANCORP              COM             316773100        1,795     43852   SH        Sole                  43852
FIRST BANCTRUST CORP             COM             31868F102          469     39753   SH        Sole                  39753
FIRST CMNTY CORP S C             COM             319835104          176     10540   SH        Sole                  10540
FIRST CTZNS BANCSHARES INC N     CL A            31946M103        1,302      6423   SH        Sole                   6423
FIRST FED BANKSHARES INC DEL     COM             32020V100          460     21193   SH        Sole                  21193
FIRST FED NORTHN MICH BANCOR     COM             32021X105        1,091    119920   SH        Sole                 119920
FRANKLIN CR MGMT CORP            COM NEW         353487200          999    212174   SH        Sole                 212174
GENERAL ELECTRIC CO              COM             369604103        3,666     98520   SH        Sole                  98520
GOLD KIST INC                    COM             380614107        7,389    351533   SH        Sole                 351533
HERITAGE FINL GROUP              COM             42725U109        5,584    335383   SH        Sole                 335383
IAC INTERACTIVECORP              COM NEW         44919P300        1,404     37788   SH        Sole                  37788
INGERSOLL-RAND COMPANY LTD       CL A            G4776G101       11,739    300000   SH        Sole                 300000
KEARNY FINL CORP                 COM             487169104       12,374    770506   SH        Sole                 770506
LAKE SHORE BANCORP INC           COM             510700107          597     47500   SH        Sole                  47500
LIBERTY BANCORP INC              COM             53017Q102          241     22440   SH        Sole                  22440
MCDERMOTT INTL INC               COM             580037109        5,195    102150   SH        Sole                 102150
NEW YORK CMNTY BANCORP INC       COM             649445103        1,189     73825   SH        Sole                  73825
NORTHEAST CMNTY BANCORP INC      COM             664112109        7,718    628000   SH        Sole                 628000
NORTHEAST UTILS                  COM             664397106       23,358    829483   SH        Sole                 829483
NORTHWEST BANCORP INC PA         COM             667328108       13,941    507673   SH        Sole                 507673
NOVELIS INC                      COM             67000X106       26,987    969000   SH        Sole                 969000
PATHFINDER BANCORP INC           COM             70320A103          420     32200   SH        Sole                  32200
PG&E CORP                        COM             69331C108       10,832    228866   SH        Sole                 228866
PSB HLDGS INC                    COM             69360W108        1,910    171437   SH        Sole                 171437
REALOGY CORP                     COM             75605E100       14,402    475000   SH        Sole                 475000
RIVER VY BANCORP                 COM             768475105          807     44732   SH        Sole                  44732
SANMINA SCI CORP                 COM             800907107        1,155    334783   SH        Sole                 334783
SIERRA PAC RES NEW               COM             826428104        4,219    250700   SH        Sole                 250700
SOLECTRON  CORP                  COM             834182107          168     52299   SH        Sole                  52299
SUN-TIMES MEDIA GROUP INC        COM             86688Q100        4,910   1000000   SH        Sole                1000000
SYMANTEC CORP                    COM             871503108          398     19065   SH        Sole                  19065
TAL INTL GROUP INC               COM             874083108        6,568    246100   SH        Sole                 246100
TELEPHONE & DATA SYS INC         SPL COM         879433860        8,319    167720   SH        Sole                 167720
TEXAS INSTRS INC                 COM             882508104          543     18850   SH        Sole                  18850
TRANSOCEAN INC                   ORD             G90078109       16,178    200000   SH        Sole                 200000
UNITED CMNTY BANCORP             COM             90984H103        2,851    237993   SH        Sole                 237993
UNITED FINANCIAL BANCORP INC     COM             91030R103        1,558    112900   SH        Sole                 112900
WAYNE SVGS BANCSHARES INC NE     COM             94624Q101        2,236    154720   SH        Sole                 154720
YAHOO INC                        COM             984332106        4,198    164362   SH        Sole                 164362